Segment Reporting and Geographic Information (Details) - Schedule of Geographic Net Revenues and Long-Lived Assets - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 40,420	$ 40,114	$ 116,573	$ 129,513	$ 163,987	$ 173,695	$ 110,527
Total long-lived assets	9,935		9,935		11,551	14,026
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	26,925	28,212	76,868	88,927	113,073	84,931	13,721
Total long-lived assets	6,351		6,351		7,748	8,842
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,495	$ 11,902	39,705	$ 40,586	50,914	88,764	$ 96,806
Total long-lived assets	$ 3,584		$ 3,584		$ 3,803	$ 5,184